INVESTMENTS HELD IN TRUST ACCOUNT	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Investments, All Other Investments [Abstract]
INVESTMENTS HELD IN TRUST ACCOUNT

NOTE 6 — INVESTMENTS HELD IN TRUST ACCOUNT

As of December 31, 2021, assets held in the Trust Account were comprised of $65,000,484 in mutual funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Mutual funds	1	$65,000,484

NOTE 6 — INVESTMENTS HELD IN TRUST ACCOUNT

As of September 30, 2022 and December 31, 2021, assets held in the Trust Account were comprised of $65,573,383 and $65,000,484, respectively, in mutual funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2022	December 31, 2021
Assets:
Trust Account - U.S. Treasury Securities Mutual Funds	1	$65,573,383	$65,000,484